Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill Abstract
Schedule of Goodwill Allocated by Cash Generating Unit

For the purpose of impairment testing, goodwill is allocated by CGU (cash generating unit) as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Drug Containment Solutions	4,976	4,976
In-vitro Diagnostic Consumables & Drug Delivery Systems	26,828	26,828
Engineering Systems	15,438	15,438
Total Goodwill	47,243	47,243